Property, Plant and Equipment (Details) - Schedule of accumulated depreciation of property, plant and equipment - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment (Details) - Schedule of accumulated depreciation of property, plant and equipment [Line Items]
Balance	$ 21,762	$ 20,291
Depreciation expense	1,175	1,441
Conversion effects	72	30
Balance	23,009	21,762
Buildings [member] | Accumulated amortization [Member]
Property, Plant and Equipment (Details) - Schedule of accumulated depreciation of property, plant and equipment [Line Items]
Balance	1,213	1,082
Depreciation expense	46	152
Conversion effects	(9)	(21)
Balance	1,250	1,213
Machinery and Equipment [Member] | Accumulated amortization [Member]
Property, Plant and Equipment (Details) - Schedule of accumulated depreciation of property, plant and equipment [Line Items]
Balance	20,382	19,047
Depreciation expense	1,127	1,283
Conversion effects	82	52
Balance	21,591	20,382
Transportation equipment [Member] | Accumulated amortization [Member]
Property, Plant and Equipment (Details) - Schedule of accumulated depreciation of property, plant and equipment [Line Items]
Balance	86	85
Depreciation expense	2	2
Conversion effects	(2)	(1)
Balance	86	86
Furniture, mixtures and computer equipment [Member] | Accumulated amortization [Member]
Property, Plant and Equipment (Details) - Schedule of accumulated depreciation of property, plant and equipment [Line Items]
Balance	81	77
Depreciation expense	0	4
Conversion effects	1	0
Balance	$ 82	$ 81